Other capital reserve	12 Months Ended
Mar. 31, 2026
Disclosure of reserves within equity [abstract]
Other capital reserve

30. Other capital reserve

Other capital reserves

	Share-based payments (Refer note 30.2)	Equity Instruments (Refer note 30.1)	Reserve on expiry of warrant #	Total
March 31, 2024	355,094	341	23,258	378,693
Share-based payments expense during the year	123,811	-	-	123,811
Exercised during the year	(90,272)	-	-	(90,272)
Forfeited during the year	-	-	-	-
Expired during the year	-	-	-	-
March 31, 2025	388,633	341	23,258	412,232
Share-based payments expense during the year	277,648	-	-	277,648
Exercised during the year	(254,506)	-	-	(254,506)
Forfeited during the year	-	-	-	-
Expired during the year	-	-	-	-
Vested PSUs net settled for employee’s tax obligation	(64,395)			(64,395)
March 31, 2026	347,380	341	23,258	370,979

# Warrants—InnoVen (considered equity)

During the financial year ending March 31, 2018, the Company had further allotted warrants against the loan facility, the fair values of the warrants was taken using a Black-Scholes option-pricing model as on the date of the allotment. These warrants are classified to be equity instruments and accounted for on the same basis. On September 12, 2022, these outstanding warrants were lapsed unexercised. Consequently, the amount originally credited to equity remains within equity.

30.1 Equity instruments

The Parent Company reserved 1,844 shares for the issuance at exercise price of INR 445.81 ($ 5.42). These shares are considered as equity instrument and are recorded at fair value at the date of transaction under IAS 32.

30.2 Share based payments

2016 Stock Option and Incentive Plan (the “2016 Plan”)

On December 13, 2016, the Company’s board of directors approved the 2016 Plan and on December 15, 2016, the Company shareholders approved the 2016 Plan. The 2016 Plan enables the Company to make equity based awards to its officers, employees, non-employee directors and consultants. The 2016 Plan provides for the grant of incentive share options, non-qualified share options, share appreciation rights, restricted share awards, restricted share units, unrestricted share awards, cash-based awards, performance share awards and dividend equivalent rights. The Company has reserved for issuance 6,442,211 authorized but unissued ordinary shares under the 2016 Plan as on March 31, 2026, which shares are subject to an annual increase on January 1 of each year equal to three percent of the number of shares issued and outstanding on the immediately preceding December 31 or such lesser number of shares as determined by the administrator of the 2016 Plan. The 2016 Plan limits the number or value of shares that may be granted to any participant in any one calendar year, among other limits.

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amounts in INR thousands, except per share data and number of shares)

During the year ended March 31, 2026, the Company pursuant to the “2016 Plan”, options to purchase Nil (March 31, 2025: Nil) ordinary shares have been granted and 150,463 (March 31, 2025: 150,463) are outstanding as at March 31, 2026.

The share-based payment awards have the following vesting period under the same plan:-

466,100 share options will vest over a period of four years in equal quarterly installments, with first such vesting on January 1, 2021 equivalent to 1/16th of the total number of stock options and with the last such vesting on October 01, 2024

The following table illustrates the number and weighted average exercise prices (WAEP) of, and movements in, share options during the year:

	March 31, 2025		March 31, 2026
	No. of shares	Weighted average EP per share*	No. of shares	Weighted average EP per share*
Number of options outstanding at the beginning of the year	189,081	270.91	150,463	170.86
Granted during the year	-	-	-	-
Forfeited during the year	34,605	810.14	-	-
Expired during the year	4,013	93.95	-	-
Number of options outstanding at the end of the year	150,463	170.86	150,463	170.86

Vested/exercisable	150,463	170.86	150,463	170.86

*	The weighted average exercise price per share is fixed in USD. The amount disclosed in INR are determined by multiplying exercise price per share in USD by exchange rate of INR 93.83 per USD as at March 31, 2026 (March 31, 2025 INR 85.43 per USD).

The weighted average remaining contractual life for the share options outstanding as at March 31, 2026 was 2.76 years (March 31, 2025: 3.76).

The range of exercise prices for options outstanding at the end of the year was USD 2.00 (March 31, 2025: USD 2.00 to USD 10.00) and INR 187.66 (March 31, 2025: INR 170.86 to INR 854.30) determined based on the exchange rate as at the end of the respective reporting year.

The expected life of share options has been taken as mid point between first and last available exercise date.

The expected volatility reflects the assumption based on historical volatility on the share prices of similar entities over a period.

The expected life of the share options is based on historical data and current expectations and is not necessarily indicative of exercise patterns that may occur. The expected volatility reflects the assumption that the historical volatility over a period similar to the life of the options is indicative of future trends, which may not necessarily be the actual outcome.

Restricted Stock Unit Plan (RSU) and Performance Stock Units (PSU) “2016 Plan”

The stock units have the following vesting period:-

1. 687,857 RSUs granted, vesting of these RSUs would commence from July 1, 2020 with first vesting equivalent to equal monthly installments over a period of four years, with last such vesting on June 30, 2024.

2. 1,609,934 PSUs granted, vesting of these PSUs is linked to the performance of the Company’s share price and the trigger price points range from $1.80 to$10.00.

3. 692,000 RSUs granted, vesting of these RSUs would commence from June 4, 2021 with first vesting equivalent to equal monthly installments over a period of four years, with last such vesting on March 1, 2025. Out of these 29,793 RSUs have been considered vested on grant date.

4. 1,280,154 PSUs granted, vesting of these PSUs is linked to the performance of the Company’s share price and the trigger price points range from $2.50 to $4.00. On November 25, 2025 the company has changed the vesting condition, 256,410 PSUs would immediately vested.

5. 77,720 RSUs granted to directors on quarterly basis in lieu of compensation for the financial year ended March 31, 2026. During the Financial Year 2025, 132,911 RSUs granted to directors in lieu of compensation.

6. 649,500 RSUs granted, vesting of these RSUs would commence from May 19, 2022 with first vesting equivalent to equal monthly installments over a period of four years, with last such vesting on March 1, 2026.

7. 1,248,185 PSUs granted, vesting of these PSUs is linked to the performance of the Yatra India’s share price and the trigger price points range from $2.50 to $4.00. On November 25, 2025 the company has changed the vesting condition, 256,410 PSUs would immediately vest and vesting of remaining PSUs is now linked to the performance of the share price of the company and the trigger price points range from INR 167 to INR 222.

8. 84,000 RSUs granted, vesting of these RSUs would commence from September 22, 2022 with first vesting equivalent to equal monthly installments over a period of four years, with last such vesting on September 1, 2026.

9. 475,876 RSUs granted, vesting of these RSUs would commence from July 20, 2023 with first vesting equivalent to equal monthly installments over a period of three years, with last such vesting on March 1, 2026.

10. 1,248,184 PSUs granted, vesting of these PSUs is linked to the performance of the Yatra India’s share price and the trigger price points range from $2.75 to $4.25. On November 25, 2025 the company has changed the vesting condition, 512,820 PSUs would immediately vest and vesting of remaining PSUs is now linked to the performance of the share price of the company and the trigger price points range from INR 180 to INR 236.

11. 167,873 RSUs granted, vesting of these RSUs would commence from July 20, 2023 with fully vested on September 1, 2023.

12. 25,000 RSUs granted, vesting of these RSUs would commence from April 01, 2024 with fully vested on March 31, 2027

13. 300,000 RSUs and 1,025,640 PSUs granted, vesting of these RSUs would commence from April 01, 2024 with fully vested on March 31, 2027. Vesting of these PSUs is linked to the performance of the Company’s share price and the trigger price points range from $2.75 to $4.25. On November 25, 2025 the company has changed the vesting condition, 512,820 PSUs would immediately vest and vesting of remaining PSUs is now linked to the performance of the share price of Yatra India and the trigger price points range from INR 208 to INR 236.

14. 1,870,000 RSUs granted, vesting of these RSUs would commence from November 25, 2025 with first vesting equivalent to equal annual installments over a period of four years, with last such vesting on November 25, 2029.

15. 400,000 RSU’s granted to employee of the company, these RSUs would fully vested on November 25, 2025.

	March 31, 2025	March 31, 2026
	No. of shares	No. of shares
Number of RSU/PSU’s outstanding at the beginning of the year	4,578,910	5,299,176
Granted during the year	1,483,551	2,270,000
Expired during the year	-	512,820
Vested/exercised during the year	694,096	1,915,536
Vested RSUs net settled for employee’s tax obligation*	69,189	429,810
Number of RSU/PSU’s outstanding at the end of the year	5,299,176	4,711,010

*	As per Tax laws applicable in India, the Company is obliged to withhold an amount for an employee’s tax obligation associated with a share-based payment and transfer that amount in cash, to the tax authority on the employee’s behalf. Accordingly, during the year ended March 31, 2026, the Group settled the transaction on a net basis by withholding the number of vested PSUs with a fair value equal to the monetary value of the employee’s tax obligation of INR 64,395 which has been paid to the tax authority on the employee’s behalf before March 31, 2026. Total tax liability paid of INR 64,395 is recognized in equity as transaction with equity shareholders.

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amounts in INR thousands, except per share data and number of shares)

The weighted average remaining contractual life for RSU’s outstanding as at March 31, 2026 was 2.17 years (March 31, 2025: 0.92).

The range of exercise prices for RSU’s outstanding at the end of the year is Nil (March 31, 2025: Nil).

During the year ended March 31, 2026, share based compensation cost for these RSU’s/PSU’s is recognized under personnel expenses amounting to INR 277,648 (March 31, 2025: 124,787 and March 31, 2024: 229,238). Refer to Note 11.

The following tables list the inputs to the model used for the years then ended

	March 31, 2025		March 31, 2026
	PSU’s	RSU’s	PSU’s	RSU’s
Weighted average Fair value of ordinary share at the measurement date (USD)	1.35	2.02	-	1.59
Risk-free interest rate (%)	4.19%	4.15%	-%	7.20%
Expected volatility (%)	46.50%	55.00%	-%	55.00%
Expected life	4 years	4 years	-	4 years
Dividend Yield	0%	0%	-%	0%
Model used	Monte Carlo Simulation	Black-Scholes Valuation	-	Black-Scholes Valuation

The expected life of RSU’s and PSU’s options has been taken as the vesting period.

The expected volatility reflects the assumption based on median of historical volatility on the share prices of the similar entities over a period.